UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07715

        Credit Suisse Global Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Global Small Cap Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.0%)
Australia (4.5%)
Chemicals (0.4%)
Nufarm, Ltd.§	67,000	$558,715

Commercial Services & Supplies (0.4%)
Downer EDI, Ltd.	116,000	647,168

Distribution & Wholesale (0.4%)
Metcash, Ltd.	170,000	596,260

Diversified Financials (1.0%)
Australian Infrastructure Fund	300,000	510,200
Babcock & Brown Infrastructure Group	400,000	501,800
ConnectEast Group	550,000	488,856

		1,500,856

Healthcare Providers & Services (0.3%)
DCA Group, Ltd.§	180,000	488,298

Machinery (1.6%)
Bradken, Ltd.	675,243	2,381,092

Media (0.4%)
STW Communications Group, Ltd.§	238,000	519,383

TOTAL AUSTRALIA		6,691,772

Austria (0.9%)
Electric Utilities (0.9%)
EVN AG	13,965	1,296,296

TOTAL AUSTRIA		1,296,296

Belgium (0.7%)
Healthcare Equipment & Supplies (0.7%)
Omega Pharma SA	19,950	1,086,578

TOTAL BELGIUM
		1,086,578

Bermuda (2.2%)
Diversified Financials (1.2%)
Assured Guaranty, Ltd.	72,900	1,856,763

Hotels, Restaurants & Leisure (1.0%)
Orient-Express Hotels, Ltd. Class A	44,500	1,436,460

TOTAL BERMUDA		3,293,223

Canada (1.9%)
Specialty Retail (1.9%)
Gildan Activewear, Inc. Class A*	60,700	2,924,526

TOTAL CANADA		2,924,526

	Number of
	Shares	Value

Cayman Island (0.6%)
Food Products (0.6%)
Herbalife, Ltd.*§	27,100	$ 937,660

TOTAL CAYMAN ISLAND		937,660

China (4.4%)
Airlines (1.6%)
Air China, Ltd. Series H*	7,186,000	2,431,264

Communications Equipment (1.3%)
ZTE Corp. Series H	507,800	2,024,340

Internet Software & Services (1.5%)
Netease.com, Inc. ADR*§	20,660	1,475,124
Shanda Interactive Entertainment, Ltd. ADR*§	42,110	705,343

		2,180,467

TOTAL CHINA		6,636,071

Denmark (1.1%)
Household Durables (1.1%)
Bang & Olufsen AS B Shares§	15,375	1,705,208

TOTAL DENMARK		1,705,208

Finland (0.9%)
Communications Equipment (0.9%)
Elcoteq Network Class A	54,150	1,311,066

TOTAL FINLAND		1,311,066

France (2.8%)
Computers & Peripherals (0.7%)
Gemplus International SA*	427,500	1,075,503

Hotels, Restaurants & Leisure (0.9%)
Elior§	85,500	1,328,953

Real Estate (1.2%)
Nexity	31,350	1,810,485

TOTAL FRANCE		4,214,941

Germany (4.5%)
Building Products (1.0%)
Pfleiderer AG*	62,700	1,452,323

Commercial Services & Supplies (0.8%)
CeWe Color Holding AG	28,500	1,230,850

Diversified Financials (1.0%)
AWD Holding AG	44,000	1,505,650

Energy Equipment & Services (0.3%)
Q-Cells AG*	3,947	405,474

Machinery (0.1%)
IWKA AG	6,205	163,700

Real Estate Investment Trust (0.5%)
Vivacon AG*	17,500	769,776

	Number of
	Shares	Value

Germany (continued)
Specialty Retail (0.8%)
Fielmann AG*§	15,300	$ 1,130,482

TOTAL GERMANY		6,658,255

Israel (0.7%)
Internet Software & Services (0.7%)
Check Point Software Technologies, Ltd.*	45,700	988,948

TOTAL ISRAEL		988,948

Japan (11.7%)
Chemicals (2.3%)
Kuraray Company, Ltd.§	292,500	3,448,389

Diversified Financials (2.3%)
Asset Managers Company, Ltd.§	120	805,643
Creed Corp.§	150	777,755
Nissin Company, Ltd.§	400,000	819,900
RHJ International*	40,091	1,035,929

		3,439,227

Electronic Equipment & Instruments (1.5%)
NIDEC Corp.§	23,900	2,187,601

Hotels, Restaurants & Leisure (2.2%)
Round One Corp.§	730	3,340,856

Media (2.0%)
USEN Corp.§	109,200	2,978,355

Specialty Retail (1.4%)
USS Company, Ltd.	31,700	2,020,479

TOTAL JAPAN		17,414,907

Netherlands (1.0%)
Semiconductor Equipment & Products (1.0%)
ASM International NV*	84,000	1,519,817

TOTAL NETHERLANDS		1,519,817

Norway (1.8%)
Electronic Equipment & Instruments (0.6%)
Tandberg ASA§	141,500	874,496

Machinery (1.2%)
Tomra Systems ASA§	228,000	1,806,882

TOTAL NORWAY		2,681,378

South Korea (2.3%)
Machinery (2.0%)
Samsung Heavy Industries Company, Ltd.	189,100	3,026,743

Software (0.3%)
Gravity Company, Ltd. ADR*§	53,700	393,621

TOTAL SOUTH KOREA		3,420,364

	Number of
	Shares	Value

Spain (0.4%)
Banks (0.4%)
Banco Pastor SA§	13,167	$ 653,266

TOTAL SPAIN
		653,266

Sweden (3.2%)
Commercial Services & Supplies (0.7%)
Observer AB	216,000	1,047,210

Healthcare Equipment & Supplies (1.1%)
Getinge AB Class B§	101,000	1,578,458

Machinery (1.4%)
Alfa Laval AB§	100,000	2,153,696

TOTAL SWEDEN		4,779,364

Switzerland (1.5%)
Biotechnology (0.6%)
Actelion, Ltd.*	10,260	915,180

Machinery (0.9%)
Georg Fischer AG*	3,420	1,280,834

TOTAL SWITZERLAND		2,196,014

Taiwan (1.1%)
Electronic Equipment & Instruments (1.1%)
AU Optronics Corp. ADR§	103,877	1,588,279

TOTAL TAIWAN		1,588,279

United Kingdom (6.8%)
Commercial Services & Supplies (2.7%)
Enterprise PLC	140,000	1,092,776
Michael Page International PLC	321,572	1,524,393
Serco Group PLC	240,000	1,341,409

		3,958,578

Diversified Financials (0.7%)
Melrose PLC*	400,000	1,034,418

Electronic Equipment & Instruments (0.8%)
Laird Group PLC	150,561	1,177,291

Industrial Conglomerates (0.5%)
Synergy Healthcare PLC	93,385	750,975

Insurance (0.9%)
Admiral Group PLC	150,000	1,375,873

Software (0.7%)
Sage Group PLC	225,000	1,064,809

Specialty Retail (0.5%)
Halfords Group PLC	125,000	741,985

TOTAL UNITED KINGDOM		10,103,929

	Number of
	Shares	Value

United States (41.0%)
Banks (1.0%)
NewAlliance Bancshares, Inc.*§	102,300	$ 1,489,488

Commercial Services & Supplies (1.2%)
Watson Wyatt Worldwide, Inc. Class A§	59,800	1,820,312

Communications Equipment (1.5%)
Kanbay International, Inc.*§	130,000	2,191,800

Computers & Peripherals (0.9%)
Mercury Computer Systems, Inc.*	72,700	1,407,472

Distribution & Wholesale (1.5%)
Beacon Roofing Supply, Inc.*§	65,600	2,178,576

Diversified Financials (1.9%)
Affiliated Managers Group, Inc.*§	30,200	2,802,560

Energy Equipment & Services (1.5%)
Unit Corp.*	38,200	2,280,540

Healthcare Equipment & Supplies (1.1%)
Immucor, Inc.*	56,200	1,688,810

Healthcare Providers & Services (6.5%)
Centene Corp.*§	96,800	2,544,872
LifePoint Hospitals, Inc.*	47,600	1,468,460
Pediatrix Medical Group, Inc.*	19,400	1,700,992
Psychiatric Solutions, Inc.*§	60,152	1,984,414
United Surgical Partners International, Inc.*§	51,450	1,994,202

		9,692,940

Household Durables (1.0%)
Knoll, Inc.§	88,300	1,537,303

Insurance (1.4%)
Hanover Insurance Group, Inc.	42,100	2,039,745

Internet Software & Services (3.2%)
Corillian Corp.*§	8,356	26,321
Digitas, Inc.*	146,800	1,921,612
Openwave Systems, Inc.*	91,400	1,970,584
ValueClick, Inc.*	47,600	895,832

		4,814,349

IT Consulting & Services (1.0%)
SI International, Inc.*	51,200	1,556,992

Leisure Equipment & Products (1.3%)
RC2 Corp.*§	55,900	1,949,233

Machinery (1.4%)
NACCO Industries, Inc. Class A§	15,100	2,066,284

Oil & Gas (3.3%)
Comstock Resources, Inc.*§	59,600	1,907,200
W&T Offshore, Inc.§	74,600	2,978,032

		4,885,232

	Number of
	Shares	Value

Real Estate (1.1%)
HouseValues, Inc.*	93,000	$1,561,470

Semiconductor Equipment & Products (3.6%)
FormFactor, Inc.*§	53,100	1,583,442
Integrated Device Technology, Inc.*	108,300	1,504,287
Tessera Technologies, Inc.*§	68,200	2,201,496

		5,289,225

Software (4.5%)
Salesforce.com, Inc.*§	68,200	2,799,610
Take-Two Interactive Software, Inc.*§	75,700	1,200,602
THQ, Inc.*§	45,350	1,190,438
Verint Systems, Inc.*	41,500	1,504,375

		6,695,025

Specialty Retail (2.1%)
Hot Topic, Inc.*§	149,750	2,150,410
PETCO Animal Supplies, Inc.*§	47,500	1,038,350

		3,188,760

TOTAL UNITED STATES		61,136,116

TOTAL COMMON STOCKS (Cost $107,472,870)		143,237,978
PREFERRED STOCK (0.7%)
Germany (0.7%)
Healthcare Equipment & Supplies (0.7%)
Draegerwerk AG (Cost $1,008,137)	17,157	1,010,436

LIMITED PARTNERSHIPS (2.2%)
United States (2.2%)
Venture Capital (2.2%)
Austin Ventures VIII L.P.*††	380,001	283,243
Boston Ventures V L.P.*††	960,014	372,922
CVC European Equity III L.P.*††	916,143	788,542
Madison Dearborn Capital Partners IV L.P.*††	756,640	725,951
New Enterprise Associates VII L.P.*††	1,000,000	189,329
Oak Investment Partners X L.P.*††	1,225,876	922,216

TOTAL LIMITED PARTNERSHIPS (Cost $3,308,966)		3,282,203

SHORT TERM INVESTMENTS (28.2%)
State Street Navigator Prime Fund§§	40,592,768	40,592,768
	Par
	(000)	Value

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	1,522	1,522,000

TOTAL SHORT TERM INVESTMENTS (Cost $42,114,768)		42,114,768

TOTAL INVESTMENTS AT VALUE (127.1%) (Cost $153,904,741)		189,645,385
LIABILITIES IN EXCESS OF OTHER ASSETS (-27.1%)		(40,467,359)

NET ASSETS (100.0%)		$149,178,026

                                                                                              INVESTMENT ABBREVIATION
                                                                                             ADR = American Depositary Receipt

*	Non-income producing security.
††	Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“Credit Suisse”) determines that such value does not represent fair value, Thereafter, investments in Private Funds held by the Fund are valued at their “fair values” using procedures approved by the Board of Directors. Credit Suisse shall review daily the Fund’s fair valued securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security							Percentage of Net Assets	Distributions Received
	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share			Open Commitments

Austin Ventures VIII L.P.	Ltd. Partnership 380,001		7/13/01	$317,229	$283,243	$0.75	0.19%	$42,251	$173,332
Boston Ventures V L.P	Ltd. Partnership 960,014		9/01/96	396,380	372,922	0.39	0.25%	533,753	39,986
CVC European Equity III L.P.	Ltd. Partnership	916,143	9/04/01	628,790	788,542	0.86	0.53%	628,922	83,857
Madison Dearborn Capital Partners IV L.P.	Ltd. Partnership 756,640		4/02/01	591,001	725,951	0.96	0.49%	197,168	243,360
New Enterprise Associates VII L.P.	Ltd. Partnership 1,000,000		12/01/96	418,764	189,329	0.19	0.13%	3,211,620	—
Oak Investment Partners X L.P.	Ltd. Partnership 1,225,876		1/18/01	956,801	922,216	0.75	0.62%	218,367	274,124

				$3,308,965	$3,282,203		2.21%	$4,832,081	$814,659

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $153,904,741, $38,084,878, $(2,344,234) and $35,740,644, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Credit Suisse Global Small Cap Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006